Voya Global Perspectives Portfolio Annual Fund Operating Expenses - Voya Global Perspectives Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2026
Class ADV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Distribution and Service (12b-1) Fees	0.60%	[1]
Other Expenses (as a percentage of Assets):	0.11%	[1]
Acquired Fund Fees and Expenses	0.59%	[1]
Expenses (as a percentage of Assets)	1.50%	[1],[2]
Fee Waiver or Reimbursement	(0.41%)	[1],[3]
Net Expenses (as a percentage of Assets)	1.09%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.11%	[1]
Acquired Fund Fees and Expenses	0.59%	[1]
Expenses (as a percentage of Assets)	0.90%	[1],[2]
Fee Waiver or Reimbursement	(0.07%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.83%	[1]
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.11%	[1]
Acquired Fund Fees and Expenses	0.59%	[1]
Expenses (as a percentage of Assets)	1.15%	[1],[2]
Fee Waiver or Reimbursement	(0.07%)	[1],[3]
Net Expenses (as a percentage of Assets)	1.08%	[1]

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses shown may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.
[3]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 1.55%, 0.95%, and 1.20% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2026. In addition, the Investment Adviser is contractually obligated to further limit expenses to 1.09%, 0.83%, and 1.08% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2026. These limitations do not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. These limitations are subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. The distributor is contractually obligated to waive 0.30% of the distribution fee for Class ADV shares through May 1, 2026. Termination or modification of these obligations requires approval by the Portfolio’s Board of Trustees (the “Board”).